LEASES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
LEASES
Schedule of operating and finance lease expenses

		For the Three Months Ended		For the Nine Months Ended
		December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
	Classification	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Operating lease cost
Automobile lease costs	Cost of revenues	$564,646	501,847	1,622,601	1,205,011
Lease expenses	Selling, general and administrative	88,493	165,263	313,753	434,733
Finance lease cost
Amortization of leased asset	Cost of revenue	73,991	834,807	203,044	2,419,695
Amortization of leased asset	General and administrative	62,255	76,187	196,890	522,605
Interest on lease liabilities	Interest expenses on finance leases	7,602	97,919	15,903	313,766
Total lease expenses		$796,987	1,676,023	2,352,191	4,895,810
Total Lease expenses – discontinued operations		—	989,573	—	3,240,386
Total Lease expenses- continuing operations		$796,987	686,450	2,352,191	1,655,424

		For the Years Ended
	Classification	March 31, 2022	March 31, 2021
Operating lease cost
Automobile lease costs	Cost of revenues	1,749,959	42,306
Lease expenses	Selling, general and administrative	$585,719	$396,276
Finance lease cost
Amortization of leased asset	Cost of revenues	2,844,167	2,441,873
Amortization of leased asset	General and administrative	974,422	1,656,336
Interest on lease liabilities	Interest expenses on finance leases	333,210	733,202
Total lease expenses		6,487,477	5,269,993
Total lease expenses – discontinued operations		4,150,972	4,748,180
Total Lease expenses- continuing operations		$2,336,505	$521,813

Schedule of minimum lease payments in future periods

	*Operating lease	Finance lease
	payments	payments	Total
Twelve months ending December 31, 2023	$265,601	278,610	544,211
Twelve months ending December 31, 2024	95,690	269,675	365,365
Twelve months ending December 31, 2025	63,120	202,256	265,376
Twelve months ending December 31, 2026	14,982	—	14,982
Total lease payments	439,393	750,541	1,189,934
Less: discount	(22,205)	(58,657)	(80,862)
Present value of lease liabilities	$417,188	691,884	1,109,072

*As of December 31, 2022, the outstanding balance of operating lease payments due to related parties was $215,763.

	*Operating lease	Finance lease
	payments	payments	Total
Twelve months ending March 31, 2023	$386,942	$317,499	$704,441
Twelve months ending March 31, 2024	194,311	1,403	195,714
Twelve months ending March 31, 2025	64,268	—	64,268
Twelve months ending March 31, 2026	52,585	—	52,585
Total lease payments	698,106	318,902	1,017,008
Less: discount	(42,342)	(12,969)	(55,311)
Present value of lease liabilities	$655,764	$305,933	$961,697